Fair Value Measurements	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
(10)	FAIR VALUE MEASUREMENTS

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, trade receivables, accounts payable, interest rate swaps, long-term debt and stock-based compensation liability. The carrying values of cash and cash equivalents, restricted cash, trade receivables, and accounts payable approximated their fair values at December 31, 2014 and June 30, 2014 due to the short maturity of these instruments.

The carrying value of the Company’s note obligations reflects the original amounts borrowed and was $1,000.6 and $1,250.0 as of December 31, 2014 and June 30, 2014, respectively. Based on market interest rates for debt of similar terms and average maturities, the fair value of the Company’s notes as of December 31, 2014 and June 30, 2014 was estimated to be $1,083.1 and $1,294.8, respectively. The Company’s fair value estimates associated with its note obligations were derived utilizing Level 2 inputs—quoted prices for similar instruments in active markets.

The carrying value of the Company’s term loan obligations reflects the original amounts borrowed, net of the unamortized discount and was $1,981.8 and $1,990.2 as of December 31, 2014 and June 30, 2014, respectively. The Company’s term loan accrues interest at variable rates based upon the one month, three month or six month LIBOR (with a LIBOR floor of 1.00%) plus a spread of 3.00%. Since management does not believe that the Company’s credit quality has changed significantly since the date when the amended Term Loan Facility was entered into on May 16, 2014, its carrying amount approximates fair value. Excluding any offsetting effect of the Company’s interest rate swaps, a hypothetical increase in the applicable interest rate on the Company’s term loan of one percentage point above the 1.0% LIBOR floor would increase the Company’s annual interest expense by approximately $20.0 before considering the offsetting effects of the Company’s interest rate swaps.

The Company’s interest rate swaps are valued using discounted cash flow techniques that use observable market inputs, such as LIBOR-based yield curves, forward rates, and credit ratings. Changes in the fair value of the interest rate swaps of $1.5 and ($0.5) were recorded as an increase/(decrease) to interest expense during the three and six months ended December 31, 2014 and $(0.4) and $1.9 for the three and six months ended December 31, 2013, respectively. A hypothetical increase in LIBOR rates of 100 basis points would increase the fair value of the interest rate swaps by approximately $14.0.

The Company records its stock-based compensation liability at its estimated fair value. Financial instruments measured at fair value on a recurring basis are summarized below:

	Level	December 31, 2014	June 30, 2014
Liabilities Recorded at Fair Value in the Financial Statements:
Interest rate swap	Level 2	$1.5	$2.0
Stock-based compensation liability	Level 3	$2.0	$392.4

(14) FAIR VALUE MEASUREMENTS

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, trade receivables, accounts payable, interest rate swaps, long-term debt and stock-based compensation liability. The carrying values of cash and cash equivalents, restricted cash, trade receivables, and accounts payable approximated their fair values at June 30, 2013 and 2014 due to the short maturity of these instruments.

The carrying value of the note obligations reflects the original amounts borrowed, net of unamortized discounts or premiums, and was $1,250,000 as of June 30, 2013 and 2014. Based on market interest rates for debt of similar terms and average maturities, the fair value of the Company’s notes as of June 30, 2013 and 2014 was estimated to be $1,364,375 and $1,294,750, respectively. The Company’s fair value estimates associated with its note obligations were derived utilizing Level 2 inputs—quoted prices for similar instruments in active markets.

The carrying value of the Company’s term loan obligations reflects the original amounts borrowed, net of the unamortized discount and was $1,580,705 and $1,990,123 as of June 30, 2013 and 2014, respectively. The Company’s term loan accrues interest at variable rates based upon the one month, three month or six month LIBOR (with a LIBOR floor of 1.00%) plus a spread of 3.0%. Since management does not believe that the Company’s credit quality has changed significantly since the date the amended Term Loan Facility was entered into and subsequently repriced in November 2013, its carrying amount approximates fair value. Without giving effect to the Company’s interest rate swaps, a hypothetical increase in the applicable interest rate on the Company’s term loan of one percentage point above the 1.0% LIBOR floor would increase the Company’s annual interest expense by approximately $20,108.

The Company’s interest rate swaps are valued using discounted cash flow techniques that use observable market inputs, such as LIBOR-based yield curves, forward rates, and credit ratings. A change in the fair value of the interest rate swaps of $4,656 was recorded as an increase to interest expense during the year ended June 30, 2014. A hypothetical increase in LIBOR rates of 100 basis points would favorably increase the fair value of the interest rate swaps by approximately $15,234.

As of June 30, 2013 and 2014, there is no balance currently outstanding under the Company’s current Revolver.

The Company records its interest rate swaps and stock-based compensation liability at their estimated fair value. Financial instruments measured at fair value on a recurring basis are summarized below:

	Level	June 30, 2013	June 30, 2014
Assets Recorded at Fair Value in the Financial Statements:
Interest rate swap	Level 2	$2,642	$—
Liabilities Recorded at Fair Value in the Financial Statements:
Interest rate swap	Level 2	$—	$2,014
Stock-based compensation liability	Level 3	$159,320	$392,427

The Company’s stock-based compensation liability related to CII common unit grants to employees is measured at fair value each reporting date. Various assumptions are utilized in the valuation that impact the resulting fair values calculated for each grant class, the most sensitive of which is the enterprise valuation multiple used under each exit scenario. An increase of 1.0x in these multiples would increase the corresponding stock-based compensation expense and liability by approximately $57,070 as of June 30, 2014.